Investment Strategy	Dec. 15, 2025
Focused Growth Portfolio | Focused Growth Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]

The following paragraph will be added prior to the last paragraph of the Principal Investment Strategies subsection:

The Fund is classified as non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.

Large-Cap Growth Portfolio | Large-Cap Growth Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]

The following paragraph will be added prior to the last paragraph of the Principal Investment Strategies subsection:

The Fund is classified as non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.